JPMorgan Diversified Return Emerging Markets Equity ETF
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
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NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
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submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2023.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%
Brazil — 9.5%
Ambev SA	359,459	968,698
Auren Energia SA	87,077	265,367
Banco do Brasil SA	129,411	1,040,886
Banco Santander Brasil SA	9,086	51,835
BB Seguridade Participacoes SA	123,945	924,649
Bradespar SA (Preference)	103,124	649,058
CCR SA	291,788	675,970
Centrais Eletricas Brasileiras SA	113,328	907,731
Cia de Saneamento Basico do Estado de Sao Paulo	49,914	549,159
Cia de Transmissao de Energia Eletrica Paulista (Preference) *	113,800	513,146
Cia Energetica de Minas Gerais (Preference)	284,252	644,513
Cia Paranaense de Energia (Preference)	404,795	621,989
Cielo SA	613,100	605,092
CPFL Energia SA	63,189	414,264
Dexco SA *	33,136	49,153
EDP - Energias do Brasil SA	115,048	465,513
Embraer SA *	229,870	740,830
Energisa SA	19,552	162,731
Engie Brasil Energia SA	42,851	333,604
Gerdau SA (Preference)	115,737	750,103
Grendene SA	151,237	195,143
Hypera SA	53,389	491,053
Itau Unibanco Holding SA (Preference)	196,844	982,223
Itausa SA (Preference)	273,037	458,262
M Dias Branco SA	36,008	243,018
Marfrig Global Foods SA	110,772	168,679
Metalurgica Gerdau SA (Preference)	162,186	463,909
Neoenergia SA	11,668	34,639
Petroleo Brasileiro SA (Preference)	406,486	2,096,370
Rumo SA	131,111	475,495
Sao Martinho SA	66,752	328,875
SIMPAR SA	50,406	77,451
Telefonica Brasil SA	73,586	604,048
TIM SA	172,047	400,606
TOTVS SA	23,087	136,576
Transmissora Alianca de Energia Eletrica SA	68,580	501,215
Unipar Carbocloro SA (Preference), Class B	7,261	122,526
Vale SA	227,960	4,260,750
		23,375,129
Chile — 1.3%
Banco de Chile	4,323,746	472,478
Banco Santander Chile	8,709,505	366,144
CAP SA	12,548	115,842
Cencosud SA	350,520	629,580
Cia Cervecerias Unidas SA	28,757	220,873
Cia Sud Americana de Vapores SA	5,916,526	513,508
Colbun SA	2,495,435	290,398

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chile — continued
Embotelladora Andina SA (Preference), Class B	107,253	266,060
Enel Americas SA	2,157,432	285,614
		3,160,497
China — 26.2%
Agile Group Holdings Ltd. *	104,000	33,456
Agricultural Bank of China Ltd., Class A	977,700	421,503
An Hui Wenergy Co. Ltd., Class A *	252,900	166,551
Angang Steel Co. Ltd., Class H	545,800	168,917
Anhui Conch Cement Co. Ltd., Class H	167,000	634,003
Anhui Expressway Co. Ltd., Class A	236,000	276,670
ANTA Sports Products Ltd.	16,000	242,698
BAIC Motor Corp. Ltd., Class H (a)	458,500	140,741
Bank of Beijing Co. Ltd., Class A	478,100	301,198
Bank of China Ltd., Class H	5,661,000	2,154,943
Bank of Communications Co. Ltd., Class A	513,500	369,133
Bank of Hangzhou Co. Ltd., Class A	192,600	372,061
Baoshan Iron & Steel Co. Ltd., Class A	343,700	315,135
Beijing Enterprises Holdings Ltd.	68,500	232,613
Bosideng International Holdings Ltd.	690,000	384,521
BYD Electronic International Co. Ltd.	99,500	344,882
CGN Power Co. Ltd., Class H (a)	2,339,000	546,529
China CITIC Bank Corp. Ltd., Class H	1,506,000	726,570
China Coal Energy Co. Ltd., Class H	406,000	325,806
China Communications Services Corp. Ltd., Class H	712,000	270,944
China Construction Bank Corp., Class H	2,599,000	1,682,309
China Everbright Bank Co. Ltd., Class H	437,000	139,497
China Feihe Ltd. (a)	360,000	345,398
China Hongqiao Group Ltd.	473,500	550,739
China International Marine Containers Group Co. Ltd., Class A	277,000	298,833
China Lesso Group Holdings Ltd.	206,000	234,161
China Longyuan Power Group Corp. Ltd., Class H	249,000	343,730
China Medical System Holdings Ltd.	323,000	557,568
China Merchants Bank Co. Ltd., Class H	134,500	872,384
China Merchants Energy Shipping Co. Ltd., Class A	311,600	295,718
China Merchants Port Group Co. Ltd., Class A	62,500	138,586
China Merchants Port Holdings Co. Ltd.	270,000	378,492
China Minsheng Banking Corp. Ltd., Class H	271,300	101,433
China National Accord Medicines Corp. Ltd., Class A	26,400	137,239
China National Building Material Co. Ltd., Class H	568,250	521,402
China National Chemical Engineering Co. Ltd., Class A	126,700	163,311
China National Nuclear Power Co. Ltd., Class A	350,600	314,279
China Petroleum & Chemical Corp., Class H	1,410,000	761,357
China Resources Cement Holdings Ltd.	326,000	188,534
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	132,800	361,536
China Resources Gas Group Ltd.	130,000	546,681
China Resources Land Ltd.	122,000	584,692
China Resources Pharmaceutical Group Ltd. (a)	337,000	253,844

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
China Resources Power Holdings Co. Ltd.	254,000	529,070
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	53,500	384,754
China Shenhua Energy Co. Ltd., Class H	366,500	1,140,775
China South Publishing & Media Group Co. Ltd., Class A	309,900	452,443
China United Network Communications Ltd., Class A	702,000	544,473
China Vanke Co. Ltd., Class H	67,300	136,047
China Yangtze Power Co. Ltd., Class A	211,100	650,371
Chinese Universe Publishing and Media Group Co. Ltd., Class A	308,900	438,685
Chongqing Changan Automobile Co. Ltd., Class A	176,930	372,607
Chongqing Rural Commercial Bank Co. Ltd., Class H	238,000	85,977
CITIC Ltd.	613,000	717,316
Citic Pacific Special Steel Group Co. Ltd., Class A	109,576	296,575
COSCO SHIPPING Energy Transportation Co. Ltd., Class H * (b)	104,000	97,978
COSCO SHIPPING Holdings Co. Ltd., Class H	514,850	534,044
COSCO SHIPPING Ports Ltd.	304,000	229,978
CSG Holding Co. Ltd., Class A	158,500	170,521
CSPC Pharmaceutical Group Ltd.	220,000	250,845
Daan Gene Co. Ltd., Class A	101,460	239,404
Dali Foods Group Co. Ltd. (a)	529,500	236,120
Daqin Railway Co. Ltd., Class A	316,800	314,616
Datang International Power Generation Co. Ltd., Class H *	1,230,000	210,732
Dongfeng Motor Group Co. Ltd., Class H	216,000	128,783
Dongguan Development Holdings Co. Ltd., Class A	149,300	208,550
ENN Energy Holdings Ltd.	87,100	1,312,312
Fosun International Ltd.	139,576	129,589
Fujian Sunner Development Co. Ltd., Class A	63,500	231,397
G-bits Network Technology Xiamen Co. Ltd., Class A	4,600	241,412
GD Power Development Co. Ltd., Class A *	695,100	409,429
Great Wall Motor Co. Ltd., Class H	387,000	546,425
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	422,100	404,952
Guangxi Guiguan Electric Power Co. Ltd., Class A	334,600	276,804
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	60,000	175,245
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	16,400	153,335
Haitian International Holdings Ltd.	135,000	414,309
Heilongjiang Agriculture Co. Ltd., Class A	205,500	430,947
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,100	53,338
Hengan International Group Co. Ltd.	60,000	295,162
Hopson Development Holdings Ltd.	80,736	95,693
Huabao Flavours & Fragrances Co. Ltd., Class A	50,200	182,837
Huadian Power International Corp. Ltd., Class H (b)	798,000	319,438
Huadong Medicine Co. Ltd., Class A	58,700	413,207
Huaibei Mining Holdings Co. Ltd., Class A	129,500	258,177
Huapont Life Sciences Co. Ltd., Class A	334,800	266,922
Huaxin Cement Co. Ltd., Class H	192,300	220,485
Huayu Automotive Systems Co. Ltd., Class A	76,700	207,610
Hubei Energy Group Co. Ltd., Class A	372,900	235,124
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	74,800	324,350
Hunan Valin Steel Co. Ltd., Class A	268,400	197,828

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Industrial & Commercial Bank of China Ltd., Class H	3,425,000	1,832,097
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	202,816	397,177
Inner Mongolia ERDOS Resources Co. Ltd., Class A	108,800	270,873
Inner Mongolia Yitai Coal Co. Ltd., Class B	352,200	529,346
Jiangling Motors Corp. Ltd., Class A	97,000	216,886
Jiangsu Expressway Co. Ltd., Class A	54,000	67,733
Jiangsu Hengli Hydraulic Co. Ltd., Class A	41,756	405,493
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	62,600	278,568
Jiangsu Zhongnan Construction Group Co. Ltd., Class A *	260,900	91,783
Jiangsu Zhongtian Technology Co. Ltd., Class A	149,400	363,318
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	135,200	235,937
Jointo Energy Investment Co. Ltd. Hebei, Class A *	273,000	223,230
Joyoung Co. Ltd., Class A	44,671	123,296
JOYY, Inc., ADR	6,334	225,997
Kingboard Holdings Ltd.	151,000	616,811
KingClean Electric Co. Ltd., Class A	68,118	314,344
Kunlun Energy Co. Ltd.	362,000	285,493
Kweichow Moutai Co. Ltd., Class A	6,600	1,810,032
LB Group Co. Ltd., Class A	102,500	317,318
Li Ning Co. Ltd.	208,000	2,056,218
Livzon Pharmaceutical Group, Inc., Class A	43,500	218,745
Longfor Group Holdings Ltd. (c)	77,500	256,069
Maanshan Iron & Steel Co. Ltd., Class H	368,000	89,852
Metallurgical Corp. of China Ltd., Class A	445,400	222,815
Nanjing Iron & Steel Co. Ltd., Class A	537,600	276,620
Ningbo Sanxing Medical Electric Co. Ltd., Class A	111,500	242,761
PetroChina Co. Ltd., Class A	232,300	178,655
Ping An Insurance Group Co. of China Ltd., Class H	131,000	1,017,569
Postal Savings Bank of China Co. Ltd., Class H (a)	979,000	666,217
Qingdao Port International Co. Ltd., Class A	305,000	259,487
Qinhuangdao Port Co. Ltd., Class A	606,200	251,680
Sansteel Minguang Co. Ltd. Fujian, Class A	177,600	130,976
Sany Heavy Industry Co. Ltd., Class A	116,500	303,154
Seazen Group Ltd. *	200,000	77,926
Seazen Holdings Co. Ltd., Class A *	58,800	186,010
Shaanxi Coal Industry Co. Ltd., Class A	206,600	599,289
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	67,100	190,952
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	109,040	547,087
Shandong Publishing & Media Co. Ltd., Class A	386,800	367,654
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	270,400	449,508
Shanghai International Port Group Co. Ltd., Class A	362,300	286,706
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	25,400	44,785
Shanghai Tunnel Engineering Co. Ltd., Class A	321,600	258,109
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	96,200	173,276
Shanxi Coking Coal Energy Group Co. Ltd., Class A	147,900	258,531
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	102,300	300,681
Shenzhen Jinjia Group Co. Ltd., Class A	145,100	166,901
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	11,400	563,777

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Shenzhen New Nanshan Holding Group Co. Ltd., Class A *	419,400	239,875
Shenzhen Overseas Chinese Town Co. Ltd., Class A	285,600	227,657
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	52,000	279,462
Sinoma International Engineering Co., Class A	103,700	140,819
Sino-Ocean Group Holding Ltd.	550,500	82,857
Sinopharm Group Co. Ltd., Class H	123,200	301,962
Sinotruk Hong Kong Ltd.	199,500	344,926
Skyworth Digital Co. Ltd., Class A	112,600	255,265
Tangshan Jidong Cement Co. Ltd., Class A	124,300	160,094
TangShan Port Group Co. Ltd., Class A	1,122,900	474,439
Tian Di Science & Technology Co. Ltd., Class A	460,100	364,148
Tianhe Chemicals Group Ltd. ‡ *	20,000	—
Wanxiang Qianchao Co. Ltd., Class A	604,200	471,227
Weichai Power Co. Ltd., Class A	179,356	298,699
Weifu High-Technology Group Co. Ltd., Class A	90,200	249,671
Wuliangye Yibin Co. Ltd., Class A	28,900	899,525
Xiamen C & D, Inc., Class A	144,400	284,397
Xinhua Winshare Publishing and Media Co. Ltd., Class A	241,200	366,256
Xinxing Ductile Iron Pipes Co. Ltd., Class A	406,400	231,112
Yangzijiang Shipbuilding Holdings Ltd.	553,600	545,768
Yankuang Energy Group Co. Ltd., Class H	266,000	855,469
Yintai Gold Co. Ltd., Class A	175,520	325,320
Yuexiu Property Co. Ltd.	103,400	150,417
Yunnan Baiyao Group Co. Ltd., Class A	25,160	214,395
Zhejiang Expressway Co. Ltd., Class H	364,000	314,325
Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	158,900	174,573
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	114,180	434,378
Zhejiang Semir Garment Co. Ltd., Class A	192,500	158,016
Zhejiang Weixing New Building Materials Co. Ltd., Class A	85,397	289,532
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	201,700	384,143
Zhongsheng Group Holdings Ltd.	69,500	393,244
Zhuzhou Kibing Group Co. Ltd., Class A	129,500	230,977
Zijin Mining Group Co. Ltd., Class H	378,000	625,232
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	464,000	258,115
		64,641,625
Colombia — 0.2%
Bancolombia SA (Preference)	60,830	460,425
Grupo Aval Acciones y Valores SA (Preference)	508,387	60,213
		520,638
Czech Republic — 0.5%
CEZ A/S	23,263	944,520
Moneta Money Bank A/S (a)	50,940	188,059
		1,132,579
Egypt — 0.1%
Commercial International Bank Egypt SAE	79,298	130,432

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Greece — 1.1%
Hellenic Telecommunications Organization SA	46,085	726,495
JUMBO SA	30,810	553,277
Mytilineos SA	32,440	839,225
OPAP SA	45,447	682,416
		2,801,413
Hong Kong — 0.1%
Kingboard Laminates Holdings Ltd.	236,000	287,759
Nine Dragons Paper Holdings Ltd.	17,000	15,240
		302,999
Hungary — 0.4%
Magyar Telekom Telecommunications plc	112,718	119,675
MOL Hungarian Oil & Gas plc	51,252	383,013
Richter Gedeon Nyrt.	22,734	513,366
		1,016,054
India — 10.3%
Adani Power Ltd. *	87,900	241,351
Aurobindo Pharma Ltd.	17,663	88,312
Bajaj Auto Ltd.	11,525	538,927
Bajaj Holdings & Investment Ltd.	1,047	75,422
Bharat Petroleum Corp. Ltd.	52,170	218,967
Castrol India Ltd.	17,572	25,349
Cipla Ltd.	44,442	554,003
Colgate-Palmolive India Ltd.	7,115	126,421
Dabur India Ltd.	57,405	391,962
Divi's Laboratories Ltd.	9,710	394,539
Dr Reddy's Laboratories Ltd.	9,141	484,784
GAIL India Ltd.	53,894	62,860
Glenmark Pharmaceuticals Ltd.	10,282	48,307
HCL Technologies Ltd.	61,767	851,743
Hindalco Industries Ltd.	25,432	146,800
Hindustan Petroleum Corp. Ltd.	30,581	88,971
Hindustan Unilever Ltd.	77,898	2,457,711
Hindustan Zinc Ltd.	14,784	60,326
Housing Development Finance Corp. Ltd.	54,715	1,761,409
ICICI Lombard General Insurance Co. Ltd. (a)	3,924	54,292
Indian Oil Corp. Ltd.	118,032	118,070
Indus Towers Ltd.	100,886	189,378
Infosys Ltd.	225,816	4,253,313
ITC Ltd.	303,168	1,308,358
Jindal Steel & Power Ltd.	26,390	189,301
JSW Steel Ltd.	39,806	349,932
Mphasis Ltd.	3,013	76,882
Nestle India Ltd.	2,738	636,994
NHPC Ltd.	300,802	161,781
NMDC Ltd.	98,766	149,342
NMDC Ltd. ‡ *	54,263	25,499

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
NTPC Ltd.	239,954	502,576
Oil & Natural Gas Corp. Ltd.	195,033	347,521
Oil India Ltd.	12,720	36,428
Petronet LNG Ltd.	71,080	189,212
Piramal Enterprises Ltd.	5,181	54,587
Power Grid Corp. of India Ltd.	144,203	382,678
REC Ltd.	85,721	127,915
Reliance Industries Ltd.	71,851	2,072,715
Samvardhana Motherson International Ltd.	10,342	9,581
Steel Authority of India Ltd.	99,260	110,486
Sun Pharmaceutical Industries Ltd.	41,843	529,792
Tata Consultancy Services Ltd.	49,825	2,056,461
Tata Power Co. Ltd. (The)	266,153	695,422
Tata Steel Ltd.	518,624	763,799
Tech Mahindra Ltd.	1,902	23,749
Titan Co. Ltd.	15,280	445,670
Torrent Power Ltd.	13,879	76,497
United Breweries Ltd.	2,928	57,020
UPL Ltd.	27,875	258,540
Vedanta Ltd.	137,227	560,703
Wipro Ltd.	12,248	59,975
Zydus Lifesciences Ltd.	15,035	79,352
		25,571,985
Indonesia — 3.1%
Adaro Energy Indonesia Tbk. PT	2,799,600	554,727
Astra International Tbk. PT	1,957,100	786,269
Bank Central Asia Tbk. PT	2,494,800	1,415,822
Bukit Asam Tbk. PT	2,230,900	507,185
Charoen Pokphand Indonesia Tbk. PT	537,400	209,063
Gudang Garam Tbk. PT	56,900	87,305
Hanjaya Mandala Sampoerna Tbk. PT	2,404,800	156,599
Indofood CBP Sukses Makmur Tbk. PT	193,200	130,272
Indofood Sukses Makmur Tbk. PT	824,800	370,665
Kalbe Farma Tbk. PT	3,920,700	539,800
Media Nusantara Citra Tbk. PT *	3,610,000	167,759
Perusahaan Gas Negara Tbk. PT	4,197,100	434,447
Sarana Menara Nusantara Tbk. PT	4,064,000	304,377
Telkom Indonesia Persero Tbk. PT	4,587,900	1,185,663
Unilever Indonesia Tbk. PT	588,800	183,283
United Tractors Tbk. PT	238,400	391,395
XL Axiata Tbk. PT	1,739,000	267,836
		7,692,467
Kuwait — 2.0%
Agility Public Warehousing Co. KSC	285,545	556,396
Humansoft Holding Co. KSC	26,493	294,863
Kuwait Finance House KSCP	520,222	1,430,471

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Kuwait — continued
Mobile Telecommunications Co. KSCP	398,712	725,282
National Bank of Kuwait SAKP	541,212	1,948,243
		4,955,255
Malaysia — 2.0%
Astro Malaysia Holdings Bhd.	432,900	62,497
Axiata Group Bhd.	345,500	246,148
DiGi.Com Bhd.	410,000	405,490
Hong Leong Financial Group Bhd.	13,500	58,581
Kuala Lumpur Kepong Bhd.	32,500	163,498
Malayan Banking Bhd.	57,808	118,564
Maxis Bhd.	525,600	488,932
Nestle Malaysia Bhd.	9,200	291,588
Petronas Chemicals Group Bhd.	308,400	605,217
Petronas Gas Bhd.	151,200	596,187
PPB Group Bhd.	134,660	555,592
RHB Bank Bhd.	127,000	171,446
Telekom Malaysia Bhd.	350,200	429,601
Tenaga Nasional Bhd.	359,100	793,541
		4,986,882
Mexico — 7.0%
Alfa SAB de CV, Class A	894,613	647,544
America Movil SAB de CV	1,848,952	1,930,400
Arca Continental SAB de CV	87,149	768,724
Banco del Bajio SA (a)	86,559	347,698
Cemex SAB de CV *	1,408,191	749,320
Coca-Cola Femsa SAB de CV	96,273	732,484
El Puerto de Liverpool SAB de CV, Class C1	53,696	340,560
Fibra Uno Administracion SA de CV, REIT	585,957	792,872
Fomento Economico Mexicano SAB de CV	28,670	251,019
Gruma SAB de CV, Class B	51,209	742,715
Grupo Aeroportuario del Centro Norte SAB de CV	73,918	675,333
Grupo Aeroportuario del Pacifico SAB de CV, Class B	54,614	940,653
Grupo Aeroportuario del Sureste SAB de CV, Class B	33,320	902,837
Grupo Bimbo SAB de CV	267,225	1,326,723
Grupo Carso SAB de CV	58,140	291,773
Grupo Financiero Banorte SAB de CV, Class O	266,075	2,204,280
Grupo Mexico SAB de CV	23,378	103,975
Kimberly-Clark de Mexico SAB de CV, Class A	49,345	93,944
Megacable Holdings SAB de CV	121,435	381,836
Orbia Advance Corp. SAB de CV	309,487	616,657
Promotora y Operadora de Infraestructura SAB de CV	51,996	507,465
Regional SAB de CV	17,628	152,535
Wal-Mart de Mexico SAB de CV	479,444	1,872,659
		17,374,006
Pakistan — 0.0% ^
Oil & Gas Development Co. Ltd.	221,502	72,567

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Philippines — 0.5%
Globe Telecom, Inc.	3,778	140,096
Manila Electric Co.	51,290	263,872
Metro Pacific Investments Corp.	3,957,200	292,968
PLDT, Inc.	15,750	390,333
Puregold Price Club, Inc.	33,100	20,332
		1,107,601
Qatar — 1.8%
Commercial Bank PSQC (The)	140,700	232,599
Industries Qatar QSC	201,094	779,118
Mesaieed Petrochemical Holding Co.	277,883	164,850
Ooredoo QPSC	244,382	600,483
Qatar Electricity & Water Co. QSC	103,075	503,240
Qatar Fuel QSC	52,810	259,518
Qatar Gas Transport Co. Ltd.	622,167	651,180
Qatar International Islamic Bank QSC	49,903	141,757
Qatar Islamic Bank SAQ	131,130	708,266
Qatar National Bank QPSC	35,769	177,307
Qatar Navigation QSC	85,822	224,617
		4,442,935
Russia — 0.1%
Alrosa PJSC ‡ *	200,448	4,122
Federal Grid Co. ROSSETI PJSC ‡ *	42,872,768	1,111
Federal Grid Co. Unified Energy System PJSC ‡ *	127,925,624	2,782
Inter RAO UES PJSC ‡ *	6,142,220	4,185
LUKOIL PJSC ‡ *	17,853	21,998
M.Video PJSC ‡ *	8,526	539
Magnit PJSC ‡ *	7,858	5,824
Magnitogorsk Iron & Steel Works PJSC ‡ *	334,440	3,866
MMC Norilsk Nickel PJSC ‡ *	3,087	14,762
Mobile TeleSystems PJSC ‡ *	120,496	6,770
Novolipetsk Steel PJSC ‡ *	155,019	6,950
PhosAgro PJSC ‡ *	1,940	2,387
Rostelecom PJSC ‡ *	157,186	2,668
RusHydro PJSC ‡ *	35,715,691	5,977
Sberbank of Russia PJSC ‡ *	537,391	16,767
Severstal PAO ‡ *	20,498	6,910
Sistema PJSFC ‡ *	308,352	918
Surgutneftegas PJSC (Preference) ‡ *	655,737	4,970
Tatneft PJSC ‡ *	17,275	1,549
Unipro PJSC ‡ *	4,941,067	1,948
		117,003
Saudi Arabia — 5.0%
Abdullah Al Othaim Markets Co.	7,782	218,918
ACWA Power Co.	3,971	161,211
Alinma Bank	102,041	898,985
Almarai Co. JSC	33,310	493,649

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Saudi Arabia — continued
Arab National Bank	27,842	205,836
Arabian Internet & Communications Services Co.	9,070	614,167
Bank Al-Jazira	67,530	350,546
Banque Saudi Fransi	24,845	271,677
Dr Sulaiman Al Habib Medical Services Group Co.	12,913	807,101
Elm Co.	7,152	681,838
Etihad Etisalat Co.	75,515	713,406
Jarir Marketing Co.	14,728	591,985
Mouwasat Medical Services Co.	2,897	159,491
Riyad Bank	65,448	539,841
SABIC Agri-Nutrients Co.	8,945	327,970
Sahara International Petrochemical Co.	47,653	474,114
Saudi Airlines Catering Co. *	23,387	473,106
Saudi Arabian Mining Co. *	23,629	467,555
Saudi Arabian Oil Co. (a)	185,975	1,640,763
Saudi Cement Co.	27,647	382,953
Saudi Electricity Co.	129,012	794,969
Saudi Ground Services Co. *	16,438	97,703
Saudi Investment Bank (The)	69,646	334,589
Saudi Telecom Co.	34,897	344,405
Yanbu Cement Co.	37,556	371,655
		12,418,433
Singapore — 0.1%
Yangzijiang Financial Holding Ltd. *	524,400	148,575
South Africa — 5.1%
African Rainbow Minerals Ltd.	37,134	605,562
Anglo American Platinum Ltd.	7,068	525,655
Aspen Pharmacare Holdings Ltd.	19,529	170,385
AVI Ltd.	121,615	519,093
Bidvest Group Ltd. (The)	62,030	800,615
Distell Group Holdings Ltd. *	23,885	239,536
Exxaro Resources Ltd.	51,956	652,040
Foschini Group Ltd. (The)	6,000	37,505
Impala Platinum Holdings Ltd.	78,184	906,609
Investec Ltd.	38,232	243,081
MTN Group Ltd.	192,840	1,632,317
MultiChoice Group	86,419	595,000
Nedbank Group Ltd.	54,384	703,773
Netcare Ltd.	147,419	121,473
Pepkor Holdings Ltd. (a)	214,093	252,851
Pick n Pay Stores Ltd.	115,206	369,454
Royal Bafokeng Platinum Ltd.	8,047	76,781
Shoprite Holdings Ltd.	69,748	965,533
Sibanye Stillwater Ltd.	197,688	522,539
Tiger Brands Ltd.	39,827	476,184
Truworths International Ltd.	173,056	659,502

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Africa — continued
Vodacom Group Ltd.	100,373	705,407
Woolworths Holdings Ltd.	192,072	832,422
		12,613,317
Taiwan — 11.0%
Accton Technology Corp.	51,000	416,786
Asia Cement Corp.	299,000	421,230
Capital Securities Corp.	623,000	241,792
Cheng Shin Rubber Industry Co. Ltd.	458,000	528,506
Chicony Electronics Co. Ltd.	32,551	94,400
China Airlines Ltd.	764,000	498,385
China Motor Corp.	83,000	167,553
China Steel Corp.	206,000	217,997
Chunghwa Telecom Co. Ltd.	379,000	1,416,368
CTBC Financial Holding Co. Ltd.	1,878,395	1,436,267
E.Sun Financial Holding Co. Ltd.	1,185,216	970,737
Eva Airways Corp.	478,000	466,460
Evergreen Marine Corp. Taiwan Ltd.	126,800	647,788
Far Eastern New Century Corp.	608,000	664,504
Far EasTone Telecommunications Co. Ltd.	238,000	529,437
Feng TAY Enterprise Co. Ltd.	36,000	237,694
First Financial Holding Co. Ltd.	975,357	850,698
Formosa Chemicals & Fibre Corp.	180,000	433,854
Formosa Taffeta Co. Ltd.	243,000	219,900
Fubon Financial Holding Co. Ltd.	216,185	435,415
Globalwafers Co. Ltd.	20,000	350,901
Hotai Motor Co. Ltd.	21,000	461,058
Largan Precision Co. Ltd.	11,000	784,975
Lite-On Technology Corp.	246,000	546,636
Mega Financial Holding Co. Ltd.	1,054,013	1,125,488
Nan Ya Plastics Corp.	539,000	1,356,463
Nien Made Enterprise Co. Ltd.	47,000	489,873
Novatek Microelectronics Corp.	15,000	178,618
Pou Chen Corp.	582,000	667,752
President Chain Store Corp.	90,000	810,683
Realtek Semiconductor Corp.	52,000	558,422
SinoPac Financial Holdings Co. Ltd.	1,563,275	903,141
Taiwan Cooperative Financial Holding Co. Ltd.	927,819	819,886
Taiwan Fertilizer Co. Ltd.	265,000	494,071
Taiwan Mobile Co. Ltd.	255,000	804,577
Taiwan Semiconductor Manufacturing Co. Ltd.	172,000	3,035,249
Uni-President Enterprises Corp.	541,000	1,215,404
Yang Ming Marine Transport Corp.	191,000	401,169
Yuanta Financial Holding Co. Ltd.	1,428,529	1,074,192
Yulon Motor Co. Ltd.	116,000	321,552
		27,295,881
Thailand — 2.8%
Advanced Info Service PCL	148,800	881,260

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Thailand — continued
Bangkok Bank PCL	52,500	253,097
Bangkok Dusit Medical Services PCL, Class F	867,600	784,447
Banpu PCL	486,400	171,671
Bumrungrad Hospital PCL	75,300	496,263
Digital Telecommunications Infrastructure Fund, Class F	1,146,100	468,717
Electricity Generating PCL	66,000	348,797
Home Product Center PCL	1,006,600	438,007
Intouch Holdings PCL, NVDR	210,800	465,814
Krung Thai Bank PCL	1,382,200	732,763
PTT Exploration & Production PCL	188,200	982,418
Ratch Group PCL	278,100	356,721
Thai Union Group PCL, Class F	315,800	153,333
Total Access Communication PCL	66,400	99,910
Total Access Communication PCL, NVDR	166,200	250,077
		6,883,295
Turkey — 7.4%
AG Anadolu Grubu Holding A/S	96,838	468,507
Aksa Enerji Uretim A/S	198,210	374,517
Alarko Holding A/S	111,909	414,600
Anadolu Efes Biracilik ve Malt Sanayii A/S	152,561	423,974
Arcelik A/S	108,325	619,147
Aselsan Elektronik Sanayi ve Ticaret A/S	230,741	698,163
Aygaz A/S	60,709	291,776
BIM Birlesik Magazalar A/S	103,690	687,559
Can2 Termik A/S *	15,720	82,165
Coca-Cola Icecek A/S	50,460	492,135
Dogan Sirketler Grubu Holding A/S	1,153,304	542,352
Dogus Otomotiv Servis ve Ticaret A/S	58,933	498,841
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	332,267	445,160
Enerjisa Enerji A/S (a)	316,944	557,834
Enka Insaat ve Sanayi A/S	469,122	742,243
Eregli Demir ve Celik Fabrikalari TAS	287,863	584,272
Europen Endustri Insaat Sanayi ve Ticaret A/S *	537,613	294,184
Ford Otomotiv Sanayi A/S	24,622	669,692
Haci Omer Sabanci Holding A/S	285,606	594,038
Kimteks Poliuretan Sanayi ve Ticaret A/S	39,527	197,433
KOC Holding A/S	178,637	728,316
Koza Altin Isletmeleri A/S	22,049	652,776
Koza Anadolu Metal Madencilik Isletmeleri A/S *	188,303	532,871
Migros Ticaret A/S *	18,163	133,365
MLP Saglik Hizmetleri A/S * (a)	37,086	157,893
Otokar Otomotiv ve Savunma Sanayi AS	8,342	443,416
Oyak Cimento Fabrikalari A/S *	468,087	535,765
Penta Teknoloji Urunleri Dagitim Ticaret A/S *	44,952	97,507
TAV Havalimanlari Holding A/S *	114,252	501,264
Tekfen Holding A/S	220,163	456,124
Tofas Turk Otomobil Fabrikasi A/S	72,456	610,144

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Turkey — continued
Turk Hava Yollari AO *	108,742	797,257
Turk Telekomunikasyon A/S	545,570	597,553
Turk Traktor ve Ziraat Makineleri A/S	17,544	537,718
Turkcell Iletisim Hizmetleri A/S	353,393	685,024
Turkiye Is Bankasi AS, Class C	797,433	462,521
Turkiye Sise ve Cam Fabrikalari A/S	332,309	701,650
		18,309,756
United Arab Emirates — 2.0%
Abu Dhabi Commercial Bank PJSC	324,277	743,715
Abu Dhabi Islamic Bank PJSC	178,705	459,333
Abu Dhabi Ports Co. PJSC *	211,966	341,583
Air Arabia PJSC	561,889	337,382
Aldar Properties PJSC	480,564	572,322
Alpha Dhabi Holding PJSC *	6,547	42,778
Dubai Islamic Bank PJSC	348,529	528,350
Emirates Telecommunications Group Co. PJSC	202,732	1,420,457
First Abu Dhabi Bank PJSC	144,262	535,123
		4,981,043
United States — 0.2%
JBS SA	148,940	590,913
Total Common Stocks (Cost $233,542,937)		246,643,280
Short-Term Investments — 0.0% ^
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (d) (e)(Cost $155,520)	155,520	155,520
Total Investments — 99.8% (Cost $233,698,457)		246,798,800
Other Assets Less Liabilities — 0.2%		411,712
NET ASSETS — 100.0%		247,210,512

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(b)	The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 is $141,292.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2023.
Summary of Investments by Industry, January 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	14.9%
Metals & Mining	7.1
Oil, Gas & Consumable Fuels	7.0
Wireless Telecommunication Services	5.0
Food Products	4.0
IT Services	3.7
Electric Utilities	3.7
Industrial Conglomerates	3.2
Diversified Telecommunication Services	3.2
Independent Power and Renewable Electricity Producers	3.1
Transportation Infrastructure	3.1
Beverages	2.9
Pharmaceuticals	2.8
Chemicals	2.6
Food & Staples Retailing	2.3
Machinery	2.0
Textiles, Apparel & Luxury Goods	1.9
Automobiles	1.8
Specialty Retail	1.8
Construction Materials	1.8
Semiconductors & Semiconductor Equipment	1.7
Gas Utilities	1.5
Personal Products	1.5
Health Care Providers & Services	1.5
Diversified Financial Services	1.4
Real Estate Management & Development	1.0
Media	1.0
Insurance	1.0
Others (each less than 1.0%)	11.4
Short-Term Investments	0.1
Futures contracts outstanding as of January 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	6	03/17/2023	USD	313,440	(882)

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$23,375,129	$—	$—	$23,375,129
Chile	3,160,497	—	—	3,160,497
China	972,287	63,669,338	—	64,641,625
Colombia	520,638	—	—	520,638
Czech Republic	944,520	188,059	—	1,132,579
Egypt	—	130,432	—	130,432
Greece	—	2,801,413	—	2,801,413
Hong Kong	—	302,999	—	302,999
Hungary	119,675	896,379	—	1,016,054
India	—	25,546,486	25,499	25,571,985
Indonesia	87,305	7,605,162	—	7,692,467
Kuwait	—	4,955,255	—	4,955,255
Malaysia	1,443,367	3,543,515	—	4,986,882
Mexico	17,374,006	—	—	17,374,006
Pakistan	72,567	—	—	72,567
Philippines	—	1,107,601	—	1,107,601
Qatar	1,211,506	3,231,429	—	4,442,935
Russia	—	—	117,003	117,003
Saudi Arabia	—	12,418,433	—	12,418,433
Singapore	—	148,575	—	148,575
South Africa	5,118,478	7,494,839	—	12,613,317
Taiwan	—	27,295,881	—	27,295,881
Thailand	4,931,889	1,951,406	—	6,883,295
Turkey	2,318,316	15,991,440	—	18,309,756
United Arab Emirates	42,778	4,938,265	—	4,981,043
United States	590,913	—	—	590,913
Total Common Stocks	62,283,871	184,216,907	142,502	246,643,280
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	155,520	—	—	155,520
Total Investments in Securities	$62,439,391	$184,216,907	$142,502	$246,798,800
Depreciation in Other Financial Instruments
Futures Contracts	$(882)	$—	$—	$(882)
There were no significant transfers into or out of level 3 for the period ended January 31, 2023.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	$182,157	$279,966	$306,603	$—	$—	$155,520	155,520	$1,282	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.